Drilling units, machinery and equipment, net (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Balance	$ 2,438,292
Impairment loss	1,048,828	$ 3,776,338	$ 414,986
Balance	1,852,167	2,438,292
Drilling units, machinery and equipment | Cost
Property, Plant and Equipment [Line Items]
Balance	3,691,939	7,258,995
Additions	9,726	99,515
Disposal of assets	(1,648)	(7,756)
Impairment loss	(475,666)	(3,658,815)
Balance	3,224,351	3,691,939	7,258,995
Drilling units, machinery and equipment | Accumulated Depreciation
Property, Plant and Equipment [Line Items]
Balance	(1,253,647)	(922,103)
Disposal of assets	1,212	133
Depreciation	(119,749)	(331,677)
Balance	(1,372,184)	(1,253,647)	(922,103)
Drilling units, machinery and equipment | Net Book Value
Property, Plant and Equipment [Line Items]
Balance	2,438,292	6,336,892
Additions	9,726	99,515
Disposal of assets	(436)	(7,623)
Impairment loss	(475,666)	(3,658,815)
Depreciation	(119,749)	(331,677)
Balance	$ 1,852,167	$ 2,438,292	$ 6,336,892